Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2013
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Future minimum lease payments due under non-cancellable operating leases at December 31, 2013 were as follows:

        Fiscal year ending:

Total
(in thousands)
2014	$4,330
2015	2,874
2016	2,034
2017	917
2018	405
Thereafter	227

Total	$10,787